UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES C FUND

FORM N-Q

JANUARY 31, 2017

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 68.2%
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.4%
General Motors Co., Senior Notes	6.250%	10/2/43	$1,000,000	$1,112,787
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	987,201

Total Automobiles				2,099,988

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	2,440,000	2,479,345

Household Durables - 0.6%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,170,000	1,188,887
Newell Brands Inc., Senior Notes	3.850%	4/1/23	1,310,000	1,352,245
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,000,000	1,037,011

Total Household Durables				3,578,143

Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	125,612
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	631,973
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	330,000	373,134
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	456,270
Time Warner Cable LLC, Debentures	7.300%	7/1/38	1,720,000	2,111,871
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	1,310,000	1,412,850
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	50,000	50,956
Time Warner Inc., Senior Notes	6.250%	3/29/41	410,000	484,781
Viacom Inc., Senior Notes	4.250%	9/1/23	710,000	714,522

Total Media				6,361,969

TOTAL CONSUMER DISCRETIONARY				14,519,445

CONSUMER STAPLES - 9.1%
Beverages - 2.3%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	2,420,000	2,436,357
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,160,000	4,234,381
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,000,000	1,004,730
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	400,000	429,729
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	510,000	502,392
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	740,000	746,277
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,004,022
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	700,000	780,578	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	640,000	681,408	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,227,212	(a)

Total Beverages				13,047,086

Food & Staples Retailing - 1.4%
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	4,449,438
Kroger Co., Senior Notes	3.850%	8/1/23	500,000	521,948
Wal-Mart Stores Inc., Senior Notes	4.300%	4/22/44	1,000,000	1,034,306
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	2,070,000	2,022,117

Total Food & Staples Retailing				8,027,809

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 4.0%
Danone SA, Senior Bonds	2.589%	11/2/23	$12,140,000	$11,734,912	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,000,000	5,724,282	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	492,633	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,520,000	1,538,549
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	940,000	988,511
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	470,000	481,800
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	860,000	906,762
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	300,000	305,436
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	430,000	443,711	(a)

Total Food Products				22,616,596

Tobacco - 1.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	1,118,686
Altria Group Inc., Senior Notes	4.750%	5/5/21	420,000	457,023
Altria Group Inc., Senior Notes	2.850%	8/9/22	390,000	389,915
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	364,063
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	442,398
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	4,839,697

Total Tobacco				7,611,782

TOTAL CONSUMER STAPLES				51,303,273

ENERGY - 13.6%
Energy Equipment & Services - 1.1%
Halliburton Co., Senior Bonds	3.800%	11/15/25	2,950,000	3,005,944
Transocean Inc., Senior Notes	4.250%	10/15/17	3,030,000	3,067,875

Total Energy Equipment & Services				6,073,819

Oil, Gas & Consumable Fuels - 12.5%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	770,937
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	830,000	893,024
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,500,000	2,817,313
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,830,000	1,870,904
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	500,000	503,152
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	504,374
Chevron Corp., Senior Notes	2.954%	5/16/26	5,440,000	5,335,726
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	5,500,000	5,372,472
ConocoPhillips, Notes	6.500%	2/1/39	280,000	354,145
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,666,511
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	8,934,450
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,504,709
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,490,000	2,470,725
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,104,024
Hess Corp., Notes	7.875%	10/1/29	150,000	184,718
Noble Energy Inc., Senior Notes	4.150%	12/15/21	100,000	104,834
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	620,000	614,795
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,501,619
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,220,921
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	964,432
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,160,000	3,070,221
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,019,500
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,535,900

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	$1,307,000	$1,285,042
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,714,000	2,507,003
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,150,000	1,035,000
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	970,000	991,643	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	523,256	(a)
Shell International Finance BV, Senior Notes	4.125%	5/11/35	1,000,000	1,015,092
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,528,776
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,098,299	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,596,893
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	111,103

Total Oil, Gas & Consumable Fuels				70,011,513

TOTAL ENERGY				76,085,332

FINANCIALS - 19.5%
Banks - 16.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,890,822	(a)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,250,000	1,285,325
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,168,716
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,310,000	1,387,063
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	1,010,000	1,032,695
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	1,650,000	1,678,870
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	329,063
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,000,060	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,553,085	(a)
Citigroup Inc., Senior Notes	4.500%	1/14/22	800,000	852,264
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	283,461
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	3,300,000	3,349,239
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,780,961
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,340,000	4,410,165
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	390,561
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	667,603
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	345,000	404,944	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	3.950%	11/9/22	600,000	614,712
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,520,000	2,666,185
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	2,500,000	2,561,545
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	800,000	933,188
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	670,000	740,873	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,640,000	1,629,750	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	7,020,000	7,157,311
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,610,327
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,394,478
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	880,753
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,500,000	1,508,700
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	2,830,000	2,623,195	(a)
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	340,000	340,398
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	520,000	525,217
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	850,000	862,759
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,355,700
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	896,877

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	$1,000,000	$1,011,147
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,345,602
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	470,821
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	675,942
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,254,820
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	4,941,795
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,393,219	(a)
Standard Chartered PLC, Senior Notes	2.100%	8/19/19	5,000,000	4,953,630	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,100,000	1,103,342	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	2,870,000	2,902,618	(a)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	50,000	53,689
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,280,000	1,293,542
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	405,328
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	2,051,888
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	655,000
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,596,360
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,919,924
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	958,659
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	380,000	402,325

Total Banks				92,156,516

Capital Markets - 1.7%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,180,531
Credit Suisse NY, Senior Notes	3.625%	9/9/24	550,000	553,009
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	160,000	175,637
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	351,056
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,349,192
Goldman Sachs Group Inc., Subordinated Notes	6.450%	5/1/36	330,000	393,510
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,903,998
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,048,706
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	500,000	483,264	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	3/3/17	320,000	0	*(c)(d)(e)(f)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	465,000	0	*(d)(e)(f)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(d)(e)(f)

Total Capital Markets				9,438,903

Diversified Financial Services - 1.0%
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	505,660	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	400,000	387,979	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,500,000	3,052,375
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,586,421

Total Diversified Financial Services				5,532,435

Insurance - 0.4%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	581,172
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	476,919
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	170,000	222,326	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	974,738	(a)

Total Insurance				2,255,155

TOTAL FINANCIALS				109,383,009

HEALTH CARE - 8.0%
Biotechnology - 3.6%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	1,080,000	1,064,770
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,434,943
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,583,816
Celgene Corp., Senior Notes	3.875%	8/15/25	1,800,000	1,824,284
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	295,313
Celgene Corp., Senior Notes	5.000%	8/15/45	2,290,000	2,387,677
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	500,000	513,762
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	7,935,993
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	417,237
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,805,832

Total Biotechnology				20,263,627

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	4,520,000	4,459,183
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	2,683,980
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	6,953,063
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	88,000	90,349
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	520,000	539,265
Medtronic Inc., Senior Notes	3.500%	3/15/25	1,200,000	1,227,739

Total Health Care Equipment & Supplies				15,953,579

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 1.1%
Aetna Inc., Senior Notes	2.400%	6/15/21	$500,000	$502,332
Aetna Inc., Senior Notes	2.800%	6/15/23	380,000	377,503
Aetna Inc., Senior Notes	3.200%	6/15/26	790,000	790,497
Aetna Inc., Senior Notes	4.375%	6/15/46	1,120,000	1,127,296
Express Scripts Holding Co., Senior Notes	4.750%	11/15/21	640,000	687,643
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	170,447
Humana Inc., Senior Notes	4.950%	10/1/44	500,000	527,976
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	873,096
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,253,044

Total Health Care Providers & Services				6,309,834

Pharmaceuticals - 0.4%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,430,000	2,429,806

TOTAL HEALTH CARE				44,956,846

INDUSTRIALS - 3.0%
Aerospace & Defense - 1.8%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	483,037
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	3,440,000	3,481,545
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,000,000	1,011,978
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,296,130

Total Aerospace & Defense				10,272,690

Building Products - 0.0%
Johnson Controls International PLC, Senior Notes	4.625%	7/2/44	160,000	159,310

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	4.750%	5/15/23	300,000	330,623
Waste Management Inc., Senior Notes	7.375%	5/15/29	170,000	221,851

Total Commercial Services & Supplies				552,474

Electrical Equipment - 0.4%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,267,255

Industrial Conglomerates - 0.5%
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	2,454,608
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	159,838

Total Industrial Conglomerates				2,614,446

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	20,000	21,414
Burlington Northern Santa Fe LLC, Senior Notes	3.400%	9/1/24	500,000	514,209
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	260,872

Total Road & Rail				796,495

TOTAL INDUSTRIALS				16,662,670

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.2%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,182,367

IT Services - 0.3%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,513,270

Software - 0.8%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	2,980,000	2,784,092
Microsoft Corp., Senior Notes	2.700%	2/12/25	950,000	922,066
Microsoft Corp., Senior Notes	3.300%	2/6/27	910,000	911,371

Total Software				4,617,529

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 1.1%
Apple Inc., Senior Notes	2.450%	8/4/26	$2,500,000	$2,329,000
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	3,020,000	3,083,852	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	510,000	531,294	(a)

Total Technology Hardware, Storage & Peripherals				5,944,146

TOTAL INFORMATION TECHNOLOGY				13,257,312

MATERIALS - 5.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	692,514	(a)

Containers & Packaging - 0.1%
WestRock RKT Co., Senior Notes	4.450%	3/1/19	740,000	769,652

Metals & Mining - 4.7%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	1,289,000	1,356,471
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	159,000	169,688
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,094,547
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	640,000	661,946
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	550,000	557,257
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	4,950,000	5,619,488	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,421,000
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	47,000
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	527,622	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	170,000	178,465
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	8,946,302
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	5,500,000	5,742,000

Total Metals & Mining				26,321,786

Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	10,000	10,400
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	800,000	809,875

Total Paper & Forest Products				820,275

TOTAL MATERIALS				28,604,227

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	400,000	392,192	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,937,269	(a)

TOTAL REAL ESTATE				2,329,461

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.6%
AT&T Inc., Senior Notes	3.400%	5/15/25	2,270,000	2,175,323
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	150,912
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,382,586
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	2,870,000	2,841,993	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,940,000	3,251,237
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	3,010,000	3,725,408
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	810,000	780,893

Total Diversified Telecommunication Services				14,308,352

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	$1,388,000	$1,369,430

TOTAL TELECOMMUNICATION SERVICES				15,677,782

UTILITIES - 1.7%
Electric Utilities - 1.7%
Duke Energy Corp., Senior Notes	3.550%	9/15/21	170,000	176,640
FirstEnergy Corp., Notes	7.375%	11/15/31	4,410,000	5,761,304
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,270,000	1,328,332
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,650,000	2,080,937

TOTAL UTILITIES				9,347,213

TOTAL CORPORATE BONDS & NOTES (Cost - $380,818,830)				382,126,570

ASSET-BACKED SECURITIES - 2.0%
ALM Loan Funding, 2015-12A A1	2.573%	4/16/27	2,000,000	2,004,864	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R	2.352%	4/13/27	3,000,000	2,999,982	(a)(b)
CIFC Funding Ltd., 2014-4A A1R	2.377%	10/17/26	3,500,000	3,499,983	(a)(b)
Galaxy CLO Ltd., 2013-15A B	2.873%	4/15/25	2,500,000	2,509,900	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $10,996,241)				11,014,729

SOVEREIGN BONDS - 12.9%
Brazil - 1.3%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	3,610,000	3,104,600
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,530,000	4,133,625

Total Brazil				7,238,225

Colombia - 2.4%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	12,540,000	13,355,100

Indonesia - 2.1%
Republic of Indonesia, Notes	3.750%	4/25/22	5,300,000	5,385,648	(g)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,300,000	2,267,464	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,260,000	2,228,030	(g)
Republic of Indonesia, Senior Notes	4.125%	1/15/25	2,000,000	2,016,562	(a)

Total Indonesia				11,897,704

Mexico - 0.9%
United Mexican States, Senior Notes	5.550%	1/21/45	5,000,000	5,131,250

Peru - 1.6%
Republic of Peru, Senior Bonds	6.550%	3/14/37	520,000	663,520
Republic of Peru, Senior Bonds	5.625%	11/18/50	7,040,000	8,148,800

Total Peru				8,812,320

Poland - 2.9%
Republic of Poland, Senior Notes	4.000%	1/22/24	15,510,000	16,032,315

Russia - 1.7%
Russian Foreign Bond-Eurobond, Senior Bonds	4.875%	9/16/23	8,200,000	8,704,185	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	909,500	1,092,992	(g)

Total Russia				9,797,177

TOTAL SOVEREIGN BONDS (Cost - $74,581,576)				72,264,091

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.8%
U.S. Government Obligations - 7.8%
U.S. Treasury Bonds	3.000%	11/15/45	$2,110,000	$2,084,654
U.S. Treasury Bonds	2.250%	8/15/46	3,920,000	3,297,241
U.S. Treasury Notes	0.500%	2/28/17	5,000,000	5,000,260
U.S. Treasury Notes	0.750%	2/28/18	14,000,000	13,976,760
U.S. Treasury Notes	1.625%	6/30/20	13,000,000	13,012,948
U.S. Treasury Notes	2.000%	12/31/21	3,270,000	3,284,434
U.S. Treasury Notes	1.625%	5/15/26	420,000	391,478
U.S. Treasury Notes	2.000%	11/15/26	2,990,000	2,873,728

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $44,350,779)				43,921,503

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $510,747,426)				509,326,893

			SHARES
SHORT-TERM INVESTMENTS - 7.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $39,600,541)	0.461%		39,600,541	39,600,541

TOTAL INVESTMENTS - 98.0% (Cost - $550,347,967#)				548,927,434
Other Assets in Excess of Liabilities - 2.0%				11,485,944

TOTAL NET ASSETS - 100.0%				$560,413,378

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of January 31, 2017.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant

Notes to Schedule of Investments (unaudited) (continued)

information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$109,383,009	$0	*	$109,383,009
Other Corporate Bonds & Notes	—	272,743,561	—		272,743,561
Asset-Backed Securities	—	11,014,729	—		11,014,729
Sovereign Bonds	—	72,264,091	—		72,264,091
U.S. Government & Agency Obligations	—	43,921,503	—		43,921,503

Total Long-Term Investments	—	509,326,893	0	*	509,326,893

Short-Term Investments†	$39,600,541	—	—		39,600,541

Total Investments	$39,600,541	$509,326,893	—		$548,927,434

Other Financial Instruments:
Futures Contracts	894,175	—	—		894,175
Centrally Cleared Interest Rate Swaps	—	1,762,211	—		1,762,211

Total Other Financial Instruments	$894,175	$1,762,211	—		$2,656,386

Total	$40,494,716	$511,089,104	$0	*	$551,583,820

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$1,513,610	—	—		$1,513,610

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,347,804
Gross unrealized depreciation	(10,768,337)

Net unrealized depreciation	$(1,420,533)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2017, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	52	3/17	$12,831,169	$12,860,250	$29,081
90-Day Eurodollar	1,000	12/18	246,290,713	245,062,500	(1,228,213)
U.S. Treasury 2-Year Notes	400	3/17	86,757,550	86,718,750	(38,800)
U.S. Treasury 5-Year Notes	1,727	3/17	203,803,231	203,556,634	(246,597)

					(1,484,529)

Contracts to Sell:
U.S. Treasury 10-Year Notes	361	3/17	44,946,814	44,933,219	13,595
U.S. Treasury Long-Term Bonds	1,129	3/17	171,046,588	170,302,594	743,994
U.S. Treasury Ultra Long-Term Bonds	61	3/17	9,909,442	9,801,937	107,505

					865,094

Net unrealized depreciation on open futures contracts					$(619,435)

At January 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	$—	$1,762,211

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017